Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown

	12.31.23	12.31.22
Assets
Tax losses carryforward	2,532,720	2,800,162
Negative calculation basis (social contribution)	911,779	1,008,058

Temporary differences - Assets
Provisions for tax, civil and labor risks	365,381	420,470
Expected credit losses	176,776	183,504
Impairment on tax credits	55,253	57,083
Provision for other obligations	115,216	146,652
Write-down to net realizable value of inventories	19,627	48,744
Employees' benefits plan	137,947	138,451
Lease basis difference	189,753	132,841
Other temporary differences	118,846	31,930
	4,623,298	4,967,895

Temporary differences - Liabilities
Goodwill amortization basis difference	(336,135)	(323,005)
Depreciation (useful life) basis difference	(863,896)	(947,303)
Business combination (1)	(971,832)	(1,003,955)
Monetary correction by Hyperinflation	(95,981)	(85,997)
Unrealized gains on derivatives, net	(127,036)	(73,998)
Unrealized fair value gains, net	(163,744)	(71,617)
Other temporary differences	(11,691)	(7,022)
	(2,570,315)	(2,512,897)

Total deferred taxes	2,052,983	2,454,998

Total Assets	2,113,108	2,566,461
Total Liabilities	(60,125)	(111,463)
	2,052,983	2,454,998
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

Schedule of deferred income taxes, net

	12.31.23	12.31.22
Beginning balance	2,454,998	2,917,560
Deferred income taxes recognized in income from continuing operations	244,172	(208,060)
Deferred income taxes recognized in other comprehensive income	(217,297)	(175,110)
Deferred income and social contribution taxes used in the leniency agreement (1)	(435,128)	-
Deferred taxes recognized in accumulated losses - monetary correction by hyperinflation	-	(32,655)
Other	6,238	(46,737)
Ending balance	2,052,983	2,454,998

(1)	In June 2023, the Company used deferred taxes on tax losses in the amount of R$435,128 to settle the debt resulting from the Leniency Agreement entered into with the Federal Government (note 1.2).

Schedule of effective income tax rate reconciliation

	31.12.23	31.12.22	31.12.21

Loss before taxes - continued operations	(1,984,706)	(2,805,044)	(34,788)
Nominal tax rate	34%	34%	34%
Benefit at nominal rate	674,800	953,715	11,828
Adjustments to income taxes
Income from associates and joint ventures	(1,110)	366	8,626
Difference of tax rates on results of foreign subsidiaries	(536,428)	212,753	244,822
Difference of functional currency of foreign subsidiaries	(190,743)	(538,002)	(129)
Deferred tax assets not recognized (1)	-	(967,103)	(840,457)
Recognition of tax assets from previous years	61,348	(77,964)	1,025,000
Interest on taxes	140,056	83,235	104,789
Profits taxed by foreign jurisdictions	(110,655)	(31,400)	(33,455)
Transfer price	(101,554)	(24,995)	(71,634)
Tax paid on international subsidiaries	26,416	21,061	-
Investment grant	118,793	114,913	109,591
Other permanent differences	34,931	(32,213)	(6,879)
	115,854	(285,634)	552,102

Effective rate	5.8%	-10.2%	1587.0%

Current tax	(128,318)	(77,574)	(255,642)
Deferred tax	244,172	(208,060)	807,744

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward, due to limited capacity of realization.